Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current
Cash and cash equivalents	$ 830,569	$ 511,888
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Current	22,000	0
Restricted Cash - Current (note 16)	692	3,673
Marketable Securities, Current	0	22,442
Accounts receivable, net of allowance of $4.4 million (2024 - $5.3 million)	82,781	82,440
Assets held for sale (notes 15 and 22)	26,834	0
Due from affiliates, current	2,804	5,230
Bunker and lube oil inventory	29,409	45,990
Prepaid expenses	17,013	12,800
Accrued revenue (note 4)	52,005	57,605
Other Assets, Current	15,351	5,873
Total current assets	1,079,458	747,941
Restricted Cash - long-term (note 16)	0	0
At cost, less accumulated depreciation of $487.7 million (2024 - $570.9 million) (notes 9, 15 and 22)	1,000,483	1,132,109
Operating lease right-of-use assets (notes 10 and 15)	38,161	52,162
Property plant and equipment including operating lease right of use assets	1,038,644	1,184,271
Investment in and advances to equity-accounted joint venture (note 6)	0	15,998
Intangible Assets, Net (Including Goodwill)	2,426	2,733
Other Assets, Noncurrent	121,146	23,025
Total assets	2,241,674	1,973,968
Supplemental Balance Sheet Elements [Abstract]
Accounts Receivable, after Allowance for Credit Loss	4,400	5,300
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	487,700	570,900
Current
Accounts payable	19,926	25,550
Accrued liabilities (notes 8 and 16)	84,724	75,668
Current portion of operating lease liabilities (note 10)	21,107	24,875
Other Current Liabilities [Member]	595	152
Other current liabilities	8,938	5,797
Total current liabilities	135,290	132,042
Long-term operating lease liabilities (note 10)	17,054	28,716
Other long-term liabilities (notes 8, 16 and 18)	45,714	56,660
Total liabilities	198,058	217,418
Commitments and contingencies (notes 9, 10, 11, 12 and 21)
Equity
Common stock, shares authorized (in shares)	585,000,000.0	585,000,000.0
Common shares and paid-in capital (585.0 million shares authorized, 29.9 million Class A and 4.6 million Class B shares issued and outstanding as at December 31, 2025 and 585.0 million shares authorized, 29.7 million Class A and 4.6 million Class B shares issued and outstanding as at December 31, 2024) (note 13)	$ 1,314,640	$ 1,309,495
Accumulated surplus	728,976	447,055
Total equity	2,043,616	1,756,550
Total liabilities and equity	$ 2,241,674	$ 1,973,968
Class A
Equity
Common stock, shares authorized (in shares)	485,000,000.0	485,000,000.0
Common Stock, Shares, Issued	29,921,732	29,734,640
Common Stock, Shares, Outstanding	29,921,732	29,734,640
Common Class B [Member]
Equity
Common stock, shares authorized (in shares)	100,000,000.0	100,000,000.0
Common Stock, Shares, Issued	4,625,997	4,625,997
Common Stock, Shares, Outstanding	4,625,997	4,625,997